PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (1,252,714)	$ (1,028,796)
Property and equipment, net	1,628,799	1,461,717
Intangible assets, net	8,064,235	8,073,824
Less: accumulated amortization	(28,086)	(10,636)
Property, equipment and intangible assets, net	9,693,034	9,535,541
Depreciation and amortization expenses	928,414	752,167	$ 473,730
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	7,967,036	7,967,036
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	2,385,263	1,530,269
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	235,894	219,418
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	100,417	543,262
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	159,939	197,564
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	$ 125,285	$ 117,424